Deferred Grant Income	12 Months Ended
Dec. 31, 2011
Deferred Grant Income [Text Block]

12. Deferred grant income

The Group’s deferred grant income represents the unamortized portion of government grants.

In August 1999, the Group received a government grant of RMB15,000,000, approved by the State Development Planning Committee of the PRC, for the purchase of plant and equipment costing a total of RMB45,029,000.

In December 2010, the Group received government grant of RMB1,000,000, approved by a PRC provincial government for a hemodialysis project. The grant was recorded in deferred grant income as at December 31, 2010.

Amortization of deferred grant income was RMB374,000, RMB374,000 and RMB1,374,000 (US$218,000) for the years ended December 31, 2009, 2010 and 2011, respectively. Deferred grant income as of December 31, 2011 is expected to be amortized as follows:

	RMB’000	US$’000
2012	374	59
2013	374	59
2014	374	59
2015	374	59
2016	374	59
Thereafter	533	86

Total	2,403	381

The Group’s grant income is analyzed as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000

Blood treatment project	300	-	-	-
R&D activities support	-	882	211	34
Amortization of deferred grant income	374	374	1,374	218
Total grant income	674	1,256	1,585	252